Asset Securitizations	12 Months Ended
Dec. 31, 2013
Asset Securitizations [Abstract]
Asset Securitizations

NOTE 7

Asset Securitizations

The Company periodically securitizes Card Member receivables and loans arising from its card business through the transfer of those assets to securitization trusts. The trusts then issue securities to third-party investors, collateralized by the transferred assets.

Card Member receivables are transferred to the American Express Issuance Trust II (the Charge Trust II) During 2013, the Company transferred Card Member receivables from the American Express Issuance Trust (the Charge Trust) to the Charge Trust II, collectively referred to as the Charge Trusts, and as such, the Charge Trust was dissolved, and the Company intends to utilize the Charge Trust II for securitization of Card Member receivables.. Card Member loans are transferred to the American Express Credit Account Master Trust (the Lending Trust). The Charge Trust II and the Lending Trust are consolidated by American Express Travel Related Services Company, Inc. (TRS), which is a consolidated subsidiary of the Company. The trusts are considered VIEs as they have insufficient equity at risk to finance their activities, which are to issue securities that are collateralized by the underlying Card Member receivables and loans.

TRS, in its role as servicer of the Charge Trust II and the Lending Trust, has the power to direct the most significant activity of the trusts, which is the collection of the underlying Card Member receivables and loans in the trusts. In addition, TRS, excluding its consolidated subsidiaries, owns approximately $1.1 billion of subordinated securities issued by the Lending Trust as of December 31, 2013. These subordinated securities have the obligation to absorb losses of the Lending Trust and provide the right to receive benefits from the Lending Trust, both of which are significant to the VIE. TRS' role as servicer for the Charge Trust II does not provide it with a significant obligation to absorb losses or a significant right to receive benefits. However, TRS' position as the parent company of the entities that transferred the receivables to the Charge Trust II makes it the party most closely related to the Charge Trust II. Based on these considerations, TRS is the primary beneficiary of both the Charge Trust II and the Lending Trust.

The debt securities issued by the Charge Trust II and the Lending Trust are non-recourse to the Company. Securitized Card Member receivables and loans held by the Charge Trust II and the Lending Trust are available only for payment of the debt securities or other obligations issued or arising in the securitization transactions. The long-term debt of each trust is payable only out of collections on their respective underlying securitized assets.

There was approximately $2 million and $3 million of restricted cash held by the Charge Trusts as of December 31, 2013 and 2012, respectively, and approximately $56 million and $73 million of restricted cash held by the Lending Trust as of December 31, 2013 and 2012, respectively, included in other assets on the Company's Consolidated Balance Sheets. These amounts relate to collections of Card Member receivables and loans to be used by the trusts to fund future expenses and obligations, including interest payable on investor certificates, credit losses and upcoming debt maturities.

Under the respective terms of the Charge Trust II and the Lending Trust agreements, the occurrence of certain triggering events associated with the performance of the assets of each trust could result in payment of trust expenses, establishment of reserve funds, or in a worst-case scenario, early amortization of investor certificates. During the year ended December 31, 2013, no such triggering events occurred.